Nuveen High Income Bond Fund

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 83.1%

	CORPORATE BONDS – 73.4%

	Aerospace & Defense – 1.7%

$1,375	Bombardier Inc, 144A	7.875%	4/15/27	B	$1,369,294

2,000	TransDigm Inc, 144A	6.250%	3/15/26	Ba3	2,147,500

1,000	TransDigm Inc	7.500%	3/15/27	B3	1,087,500
4,375	Total Aerospace & Defense				4,604,294

	Auto Components – 2.2%

1,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	812,500

1,475	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,445,500

1,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	BB+	1,010,000

2,500	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B	2,531,250
5,975	Total Auto Components				5,799,250

	Banks – 0.6%

1,500	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	1,548,000

	Building Products – 0.9%

2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB–	2,075,000

425	Masonite International Corp, 144A	5.375%	2/01/28	BB+	443,063
2,425	Total Building Products				2,518,063

	Capital Markets – 1.4%

1,000	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	1,037,500

550	Eagle Holding Co II LLC, 144A, (cash 7.750%, PIK 7.750%)	7.750%	5/15/22	CCC+	554,125

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	4.750%	9/15/24	BB+	999,000

1,250	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	1,245,312
3,800	Total Capital Markets				3,835,937

	Chemicals – 4.7%

2,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (WI/DD)	11.000%	4/15/25	B–	2,000,000

1,500	CF Industries Inc	5.375%	3/15/44	BB+	1,510,541

1,000	Chemours Co, (3)	7.000%	5/15/25	BB–	946,700

1,000	Chemours Co	5.375%	5/15/27	BB–	862,530

1,000	INEOS Group Holdings SA, 144A, (3)	5.625%	8/01/24	BB	1,029,880

1,500	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BBB–	1,542,525

1,250	OCI NV, 144A	6.625%	4/15/23	BB	1,307,750

1,000	Olin Corp	5.125%	9/15/27	BB+	1,022,500

1,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc., 144A	5.375%	9/01/25	BB–	971,250

1,500	Tronox Finance PLC, 144A	5.750%	10/01/25	B–	1,418,625
12,750	Total Chemicals				12,612,301

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 2.7%

$1,000	ADT Security Corp, 144A	4.875%	7/15/32	BB–	$875,000

550	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB–	580,937

1,075	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	9.750%	7/15/27	CCC+	1,120,279

350	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	365,313

525	GFL Environmental Inc, 144A	8.500%	5/01/27	CCC+	582,094

525	KAR Auction Services Inc, 144A	5.125%	6/01/25	B+	543,375

775	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB–	795,576

1,750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	1,822,275

600	Stericycle Inc, 144A	5.375%	7/15/24	BB+	616,500
7,150	Total Commercial Services & Supplies				7,301,349

	Communications Equipment – 1.1%

500	CommScope Inc, 144A	5.500%	6/15/24	B–	469,840

2,225	CommScope Inc, 144A, (3)	8.250%	3/01/27	B–	2,165,898

425	ViaSat Inc., 144A	5.625%	4/15/27	BB+	446,250
3,150	Total Communications Equipment				3,081,988

	Construction & Engineering – 0.3%

700	AECOM	5.125%	3/15/27	BB–	735,000

	Consumer Finance – 2.4%

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	872,500

1,000	Enova International Inc, 144A	8.500%	9/15/25	B2	908,750

1,500	Refinitiv US Holdings Inc, 144A	6.250%	5/15/26	BB+	1,608,735

1,500	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	1,655,625

1,325	Springleaf Finance Corp	6.125%	3/15/24	BB–	1,426,031
6,325	Total Consumer Finance				6,471,641

	Containers & Packaging – 0.1%

125	Berry Global Inc, 144A	5.625%	7/15/27	BB	129,375

250	Graphic Packaging International LLC, 144A	4.750%	7/15/27	BB+	262,500
375	Total Containers & Packaging				391,875

	Diversified Consumer Services – 0.4%

1,000	frontdoor Inc, 144A	6.750%	8/15/26	B2	1,095,020

	Diversified Financial Services – 1.9%

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.375%	12/15/25	BB+	1,051,513

1,125	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	6.250%	5/15/26	BB+	1,178,437

450	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	Ba2	464,625

1,400	Lions Gate Capital Holdings LLC, 144A	6.375%	2/01/24	B2	1,480,332

1,000	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	940,000
4,975	Total Diversified Financial Services				5,114,907

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 3.2%

$1,000	Altice France SA/France, 144A	8.125%	2/01/27	B	$1,103,750

1,000	Embarq Corp	7.995%	6/01/36	BB	988,440

1,200	Frontier Communications Corp, 144A	8.000%	4/01/27	B	1,265,628

2,900	Sprint Capital Corp	6.875%	11/15/28	B+	3,161,580

250	Sprint Capital Corp	8.750%	3/15/32	B+	308,362

1,600	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	1,675,679
7,950	Total Diversified Telecommunication Services				8,503,439

	Electric Utilities – 1.2%

2,350	Talen Energy Supply LLC	6.500%	6/01/25	B3	1,786,000

1,325	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,394,139
3,675	Total Electric Utilities				3,180,139

	Electrical Equipment – 0.3%

875	NextEra Energy Operating Partners LP, 144A	4.250%	7/15/24	Ba1	901,250

	Electronic Equipment, Instruments & Components – 0.1%

375	MTS Systems Corp, 144A	5.750%	8/15/27	B+	390,000

	Energy Equipment & Services – 3.7%

625	Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	632,031

1,850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,963,239

620	Bausch Health Cos Inc, 144A	5.500%	3/01/23	B	627,750

1,500	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	1,556,250

1,425	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB–	1,332,375

2,704	Metro Exploration Holding Corp	0.000%	2/15/27	N/R	270

447	Metro Exploration Holding Corp, (4)	0.000%	2/15/27	N/R	—

1,000	Nabors Industries Inc, (3)	5.500%	1/15/23	BB	822,500

38	Sanjel Corporation, (4), (5)	0.000%	6/19/19	N/R	—

1,500	Transocean Inc, 144A	7.250%	11/01/25	B–	1,321,875

890	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B1	903,350

525	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB–	542,063

750	Valaris plc	7.750%	2/01/26	B–	401,400
13,874	Total Energy Equipment & Services				10,103,103

	Entertainment – 0.5%

500	AMC Entertainment Holdings Inc, (3)	5.750%	6/15/25	B3	476,575

1,000	AMC Entertainment Holdings Inc, (3)	6.125%	5/15/27	B3	905,000
1,500	Total Entertainment				1,381,575

	Equity Real Estate Investment Trust – 1.1%

1,750	Iron Mountain Inc, 144A	4.875%	9/15/27	BB–	1,789,690

1,200	iStar Inc	4.750%	10/01/24	BB	1,219,500
2,950	Total Equity Real Estate Investment Trust				3,009,190

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 0.1%

$225	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	5.875%	2/15/28	BB–	$238,149

	Food Products – 0.7%

1,750	Post Holdings Inc, 144A	5.625%	1/15/28	B+	1,855,000

	Gas Utilities – 1.0%

1,000	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	1,070,625

1,500	AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	1,616,250
2,500	Total Gas Utilities				2,686,875

	Health Care Providers & Services – 5.2%

1,500	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	1,496,250

1,000	DaVita Inc	5.000%	5/01/25	Ba3	996,250

425	Encompass Health Corp	4.500%	2/01/28	B+	429,675

775	Encompass Health Corp	4.750%	2/01/30	B+	783,060

800	HCA Inc	5.875%	2/01/29	Ba2	895,000

1,000	HCA Inc	5.125%	6/15/39	BBB–	1,093,630

1,000	HCA Inc	5.250%	6/15/49	BBB–	1,097,970

225	MEDNAX Inc., 144A	6.250%	1/15/27	BBB–	223,297

625	RegionalCare Hospital Partners Holdings Inc, 144A	8.250%	5/01/23	B+	664,844

1,150	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,230,385

1,750	Tenet Healthcare Corp	6.750%	6/15/23	B–	1,837,815

1,750	Tenet Healthcare Corp, (3)	7.000%	8/01/25	CCC+	1,778,437

1,350	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	1,403,865
13,350	Total Health Care Providers & Services				13,930,478

	Health Care Technology – 0.2%

1,000	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC+	557,500

	Hotels, Restaurants & Leisure – 1.0%

1,000	Golden Nugget Inc, 144A	8.750%	10/01/25	CCC+	1,042,500

1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,556,250
2,500	Total Hotels, Restaurants & Leisure				2,598,750

	Household Durables – 1.7%

790	Beazer Homes USA Inc	5.875%	10/15/27	B–	767,287

1,850	KB Home	6.875%	6/15/27	BB–	2,081,250

1,500	Lennar Corp	4.750%	11/29/27	Baa2	1,608,750
4,140	Total Household Durables				4,457,287

	Independent Power & Renewable Electricity Producers – 1.3%

1,500	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,552,500

1,750	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	1,820,000
3,250	Total Independent Power & Renewable Electricity Producers				3,372,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.4%

$1,000	United Rentals North America Inc	6.500%	12/15/26	BB–	$1,089,500

	Insurance – 1.4%

825	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	862,125

2,000	Genworth Holdings Inc	4.800%	2/15/24	B	1,840,000

1,000	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	1,065,000
3,825	Total Insurance				3,767,125

	Leisure Products – 0.8%

2,000	Mattel Inc, 144A	6.750%	12/31/25	BB–	2,086,880

	Machinery – 1.1%

625	CIT Bank NA	2.969%	9/27/25	BBB–	625,781

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,070,000

1,000	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,055,000

335	Titan Acquisition Ltd/ Titan Co-Borrower LLC, 144A	7.750%	4/15/26	CCC+	314,063
2,960	Total Machinery				3,064,844

	Media – 7.0%

1,000	Altice France SA/France, 144A	7.375%	5/01/26	B	1,073,460

100	Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	102,125

975	Altice Luxembourg SA, 144A	10.500%	5/15/27	B–	1,098,825

1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.875%	4/01/24	BB+	1,043,460

1,500	CSC Holdings LLC, 144A	7.500%	4/01/28	B	1,689,225

1,450	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,611,639

1,775	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A, (3)	6.625%	8/15/27	B	1,838,989

2,200	DISH DBS Corp, (3)	7.750%	7/01/26	B1	2,241,800

2,000	Entercom Media Corp, 144A, (3)	7.250%	11/01/24	B–	2,070,000

100	Entercom Media Corp, 144A	6.500%	5/01/27	B2	104,500

1,000	Gray Television Inc, 144A	5.125%	10/15/24	BB–	1,036,250

1,000	Gray Television Inc, 144A	5.875%	7/15/26	BB–	1,040,000

1,500	Meredith Corp	6.875%	2/01/26	B+	1,524,375

250	Scripps Escrow Inc, 144A	5.875%	7/15/27	B	253,750

1,080	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	1,133,849

925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	964,312
17,855	Total Media				18,826,559

	Metals & Mining – 2.0%

1,000	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	1,064,900

1,500	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	1,477,500

500	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	476,250

500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	503,750

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$400	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	$398,916

1,500	Tronox Inc, 144A, (3)	6.500%	4/15/26	B–	1,428,750
5,400	Total Metals & Mining				5,350,066

	Oil, Gas & Consumable Fuels – 11.2%

1,150	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB+	957,352

950	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB+	788,500

2,834	Armstrong Energy Inc, (5)	11.750%	12/15/19	N/R	28

1,350	California Resources Corp, 144A, (3)	8.000%	12/15/22	B–	668,250

1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, (3)	7.625%	1/15/22	B–	965,000

450	Calumet Specialty Products Partners LP / Calumet Finance Corp, (3)	7.750%	4/15/23	B–	417,375

1,000	Cheniere Energy Partners LP	5.625%	10/01/26	BB	1,061,150

1,200	Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	1,229,250

1,000	Chesapeake Energy Corp	7.500%	10/01/26	B+	680,000

1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,939,786

1,000	Denbury Resources Inc, 144A	7.750%	2/15/24	B	772,500

475	EnLink Midstream LLC	5.375%	6/01/29	BBB–	453,625

1,000	EnLink Midstream Partners LP	4.400%	4/01/24	BBB–	963,050

1,000	Genesis Energy LP / Genesis Energy Finance Corp	6.750%	8/01/22	B+	1,014,600

900	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	877,500

200	Global Partners LP / GLP Finance Corp, 144A	7.000%	8/01/27	B+	206,000

1,250	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp, 144A	5.625%	2/15/26	BB+	1,306,250

750	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	697,500

500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B+	405,000

1,000	Murphy Oil Corp	6.875%	8/15/24	BB+	1,045,000

500	Murphy Oil Corp	5.750%	8/15/25	BB+	507,500

325	NuStar Logistics LP	6.000%	6/01/26	Ba2	351,748

1,000	Oasis Petroleum Inc, (3)	6.875%	1/15/23	BB–	915,000

1,000	Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	1,049,310

1,000	Peabody Energy Corp, 144A	6.375%	3/31/25	BB	988,130

1,000	Range Resources Corp	5.750%	6/01/21	BB	992,500

1,600	SM Energy Co	6.125%	11/15/22	BB–	1,533,360

1,000	SM Energy Co	5.625%	6/01/25	BB–	857,300

1,300	Southwestern Energy Co	7.500%	4/01/26	BB	1,131,000

1,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,026,250

1,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,584,375

425	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	463,713

1,250	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	1,365,712

1,000	Whiting Petroleum Corp	6.625%	1/15/26	BB–	675,000

425	WPX Energy Inc	5.250%	10/15/27	BB	428,188
35,234	Total Oil, Gas & Consumable Fuels				30,316,802

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.2%

$550	First Quality Finance Co Inc, 144A	5.000%	7/01/25	BB–	$567,875

	Pharmaceuticals – 1.3%

200	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	224,460

620	Bausch Health Cos Inc, 144A	5.875%	5/15/23	B	627,750

200	Bausch Health Cos Inc, 144A	5.750%	8/15/27	Ba2	216,166

450	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	484,695

1,825	Horizon Pharma USA Inc, 144A	5.500%	8/01/27	B+	1,898,000
3,295	Total Pharmaceuticals				3,451,071

	Software – 0.3%

850	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	888,271

	Specialty Retail – 3.7%

1,500	goeasy Ltd, 144A	7.875%	11/01/22	BB–	1,560,000

1,000	L Brands Inc.	6.875%	11/01/35	Ba1	868,500

2,000	PetSmart Inc, 144A	5.875%	6/01/25	B	1,990,000

2,000	PetSmart Inc, 144A, (3)	8.875%	6/01/25	CCC+	1,895,000

1,000	Staples Inc, 144A	7.500%	4/15/26	B+	1,030,300

2,600	Staples Inc, 144A	10.750%	4/15/27	B–	2,671,500
10,100	Total Specialty Retail				10,015,300

	Trading Companies & Distributors – 1.3%

1,500	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B–	1,471,875

2,000	H&E Equipment Services Inc	5.625%	9/01/25	BB–	2,058,800
3,500	Total Trading Companies & Distributors				3,530,675

	Trading Companies & Distributors – 0.1%

225	Beacon Roofing Supply Inc, 144A, (WI/DD)	4.500%	11/15/26	BB	226,688

	Wireless Telecommunication Services – 0.9%

1,400	Level 3 Financing Inc	5.250%	3/15/26	BB	1,455,790

1,000	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BB+	1,078,450
2,400	Total Wireless Telecommunication Services				2,534,240
$203,608	Total Corporate Bonds (cost $195,529,950)				197,990,756

Shares	Description (1), (6)				Value

	EXCHANGE-TRADED FUNDS – 5.2%

45,000	iShares iBoxx High Yield Corporate Bond ETF				$3,922,650

46,400	SPDR Bloomberg Barclays High Yield Bond ETF				5,045,536

185,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF				4,996,850
	Total Exchange-Traded Funds (cost $14,002,880)				13,965,036

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.5% (7)

	Banks – 0.9%

$1,000	Royal Bank of Scotland Group PLC			7.500%	N/A (8)	BB+	$1,021,250

1,385	Societe Generale SA, 144A			6.750%	N/A (8)	BB+	1,410,969
2,385	Total Banks						2,432,219

	Capital Markets – 0.6%

1,500	Credit Suisse Group AG, 144A			7.500%	N/A (8)	BB	1,603,125
$3,885	Total Contingent Capital Securities (cost $3,761,926)						4,035,344

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.9%

	Commercial Services & Supplies – 0.5%

$1,250	AerCap Global Aviation Trust, 144A			6.500%	6/15/45	Ba1	$1,350,000

	Wireless Telecommunication Services – 0.4%

1,000	Vodafone Group PLC			7.000%	4/04/79	BB+	1,149,948
$2,250	Total $1,000 Par (or similar) Institutional Preferred (cost $2,274,032)						2,499,948

Shares	Description (1)			Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9%

	Food Products – 0.4%

34,685	CHS Inc.			6.750%		N/R	$912,909

	Oil, Gas & Consumable Fuels – 0.5%

60,000	NuStar Energy LP			8.500%		B1	1,434,600
	Total $25 Par (or similar) Retail Preferred (cost $2,136,917)						2,347,509

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.8% (9)

	Commercial Services & Supplies – 0.8%

$2,000	Dun & Bradstreet Corporation, Term Loan	7.181%	1-Month LIBOR	5.000%	2/08/26	BB	$2,014,820
$2,000	Total Variable Rate Senior Loan Interests (cost $1,962,510)						2,014,820

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.4%

	Nigeria – 0.4%

$1,000	Nigeria Government International Bond, 144A			7.625%	11/21/25	B+	$1,097,844
$1,000	Total Sovereign Debt (cost $1,000,000)						1,097,844

Shares	Description (1)		Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

527	Dayton Superior Corp, (4), (11)		$5

585	Dayton Superior Corp, (4)		6
	Total Building Products		11

	Metals & Mining – 0.0%

499,059	Northland Resources SE, (4), (11)		4,991

	Oil, Gas & Consumable Fuels – 0.0%

50,119	Connacher Oil and Gas Ltd, (11), (12)		50

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (4), (11)		89
	Total Common Stocks (cost $1,156,869)		5,141
	Total Long-Term Investments (cost $221,825,084)		223,956,398

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.7%

	Money Market Funds – 6.7%

18,092,428	First American Government Obligations Fund, Class X, (13)	1.874% (14)	$18,092,428
	Total Investments Purchased with Collateral from Securities Lending (cost $18,092,428)		18,092,428

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 16.3%

	MONEY MARKET FUNDS – 16.3%

44,081,769	First American Treasury Obligation Fund, Class Z	1.847% (14)	$44,081,769
	Total Short-Term Investments (cost $44,081,769)		44,081,769
	Total Investments (cost $283,999,281) – 106.1%		286,130,595
	Other Assets Less Liabilities – (6.1)% (15)		(16,461,929)
	Net Assets – 100%		$269,668,666

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (16)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CDX.NA.HY.32	Sell	$29,700,000	5.000%	Quarterly	6/20/24	$2,088,640	$2,118,878	$30,238	$90,172

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$197,990,756	$—	**	$197,990,756
Exchange-Traded Funds	13,965,036	—	—		13,965,036
Contingent Capital Securities	—	4,035,344	—		4,035,344
$1,000 Par (or similar) Institutional Preferred	—	2,499,948	—		2,499,948
$25 Par (or similar) Retail Preferred	2,347,509	—	—		2,347,509
Variable Rate Senior Loan Interests	—	2,014,820	—		2,014,820
Sovereign Debt	—	1,097,844	—		1,097,844
Common Stocks	—	50	5,091		5,141
Investments Purchased with Collateral from Securities Lending	18,092,428	—	—		18,092,428
Short-Term Investments:
Money Market Funds	44,081,769	—	—		44,081,769
Investments in Derivatives:
Credit Default Swaps*	—	30,238	—		30,238
Total	$78,486,742	$207,669,000	$5,091		$286,160,833
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $17,358,810.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	Perpetual security. Maturity date is not applicable.

(9)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(12)	For fair value measurement disclosure purposes, investment classified as Level 2.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(16)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETF	Exchange-Traded Fund

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SPDR	Standard & Poor’s Depositary Receipt

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG–TERM INVESTMENTS – 96.9%

	CORPORATE BONDS – 36.6%

	Aerospace & Defense – 0.4%

$930	Bombardier Inc, 144A	7.500%	3/15/25	B	$928,838

400	Bombardier Inc, 144A	7.875%	4/15/27	B	398,340

1,500	General Dynamics Corp	2.625%	11/15/27	A+	1,537,513
2,830	Total Aerospace & Defense				2,864,691

	Air Freight & Logistics – 0.6%

2,280	FedEx Corp	3.300%	3/15/27	BBB	2,336,896

1,500	XPO Logistics Inc., 144A	6.500%	6/15/22	BB–	1,526,250
3,780	Total Air Freight & Logistics				3,863,146

	Airlines – 1.0%

770	American Airlines 2013–2 Class B Pass-Through Trust, 144A	5.600%	7/15/20	BBB–	782,971

857	American Airlines 2016-1 Class AA Pass-Through Trust	3.575%	1/15/28	AA+	902,736

2,000	American Airlines Group Inc, 144A	4.625%	3/01/20	BB–	2,012,500

600	Latam Finance Ltd, 144A	7.000%	3/01/26	BB–	639,402

2,298	Northwest Airlines 2007-1 Class A Pass-Through Trust	7.027%	11/01/19	A+	2,305,753
6,525	Total Airlines				6,643,362

	Auto Components – 0.2%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	487,500

1,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B	1,012,500
1,600	Total Auto Components				1,500,000

	Automobiles – 0.5%

1,425	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	1,515,641

2,065	General Motors Co	4.000%	4/01/25	BBB	2,123,401
3,490	Total Automobiles				3,639,042

	Banks – 6.3%

2,435	Banco Santander SA	3.800%	2/23/28	A	2,551,254

1,060	Bank of America Corp	3.559%	4/23/27	A+	1,119,007

1,105	Bank of America Corp	3.248%	10/21/27	A+	1,148,790

3,662	Bank of America Corp	3.419%	12/20/28	A+	3,820,990

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	902,700

2,865	Barclays PLC	3.650%	3/16/25	A	2,932,041

2,010	BNP Paribas SA, 144A	4.375%	5/12/26	A	2,144,611

1,895	Citigroup Inc	3.200%	10/21/26	A	1,956,358

2,995	Citigroup Inc	4.300%	11/20/26	A–	3,222,683

3,075	Citigroup Inc	3.980%	3/20/30	A	3,352,347

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,360	Goldman Sachs Group Inc	4.000%	3/03/24	A	$3,585,185

2,375	HSBC Holdings PLC	4.375%	11/23/26	A+	2,546,875

2,100	ING Groep NV	3.950%	3/29/27	A+	2,262,418

1,100	JPMorgan Chase & Co	3.875%	9/10/24	A+	1,171,942

4,410	JPMorgan Chase & Co	3.702%	5/06/30	AA–	4,730,569

2,425	PNC Financial Services Group Inc	3.150%	5/19/27	A+	2,555,677

2,000	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	2,064,000
39,722	Total Banks				42,067,447

	Building Products – 0.1%

930	American Woodmark Corp, 144A	4.875%	3/15/26	BB	936,975

	Capital Markets – 1.9%

1,125	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	1,167,188

1,375	Goldman Sachs Group Inc	5.250%	7/27/21	A	1,448,851

900	Goldman Sachs Group Inc	5.750%	1/24/22	A	969,681

2,295	Goldman Sachs Group Inc	4.250%	10/21/25	A–	2,460,220

1,930	Morgan Stanley	4.000%	7/23/25	A	2,081,495

4,635	Morgan Stanley	3.950%	4/23/27	A–	4,898,022
12,260	Total Capital Markets				13,025,457

	Chemicals – 1.2%

3,000	Agrium Inc	3.375%	3/15/25	BBB	2,990,064

995	Chemours Co	5.375%	5/15/27	BB–	858,218

1,465	DuPont de Nemours Inc	4.493%	11/15/25	A–	1,618,260

1,500	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BBB–	1,516,875

1,350	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BBB–	1,373,625
8,310	Total Chemicals				8,357,042

	Commercial Services & Supplies – 0.3%

1,575	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,378,125

275	GFL Environmental Inc, 144A	8.500%	5/01/27	CCC+	304,906
1,850	Total Commercial Services & Supplies				1,683,031

	Communications Equipment – 0.4%

600	CommScope Inc, 144A, (3)	8.250%	3/01/27	B–	584,063

1,750	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	1,787,537
2,350	Total Communications Equipment				2,371,600

	Construction Materials – 0.1%

675	Gates Global LLC / Gates Global Co, 144A	6.000%	7/15/22	B	672,469

	Consumer Finance – 1.4%

1,780	Capital One Financial Corp	3.750%	3/09/27	A–	1,872,038

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	872,500

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$3,310	Discover Bank	4.250%	3/13/26	BBB+	$3,560,386

745	Navient Corp, (3)	6.750%	6/15/26	BB	761,986

1,500	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	1,655,625

1,000	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B–	925,000
9,335	Total Consumer Finance				9,647,535

	Diversified Consumer Services – 0.2%

1,500	Frontdoor Inc, 144A	6.750%	8/15/26	B2	1,642,530

	Diversified Telecommunication Services – 1.6%

3,215	AT&T Inc	3.400%	5/15/25	A–	3,357,018

1,805	AT&T Inc	3.875%	1/15/26	A–	1,914,870

500	Sprint Capital Corp	6.875%	11/15/28	B+	545,100

2,650	Telefonica Emisiones SA	4.103%	3/08/27	BBB	2,893,009

2,200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,304,059
10,370	Total Diversified Telecommunication Services				11,014,056

	Electric Utilities – 1.1%

1,375	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	1,436,188

1,262	Berkshire Hathaway Energy Co	6.125%	4/01/36	A–	1,748,267

600	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	BBB	630,840

1,000	Perusahaan Listrik Negara PT, 144A	6.150%	5/21/48	Baa2	1,279,875

1,000	Talen Energy Supply LLC	6.500%	6/01/25	B3	760,000

1,725	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,815,010
6,962	Total Electric Utilities				7,670,180

	Energy Equipment & Services – 0.7%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,167,331

1,625	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB–	1,519,375

975	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB–	1,006,687

1,500	Valaris plc	5.200%	3/15/25	B–	817,500
5,200	Total Energy Equipment & Services				4,510,893

	Equity Real Estate Investment Trust – 1.1%

2,070	American Tower Corp	5.000%	2/15/24	BBB	2,287,342

1,130	PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	1,151,199

1,335	Regency Centers LP	2.950%	9/15/29	BBB+	1,332,231

2,400	SBA Tower Trust, 144A	2.836%	1/15/25	A2	2,403,194
6,935	Total Equity Real Estate Investment Trust				7,173,966

	Food & Staples Retailing – 1.1%

2,990	CVS Health Corp	4.300%	3/25/28	BBB	3,234,021

1,000	JBS USA LUX SA / JBS USA Finance Inc, 144A	6.750%	2/15/28	BB–	1,107,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing (continued)

$2,975	Sysco Corp	3.300%	7/15/26	A3	$3,099,616
6,965	Total Food & Staples Retailing				7,441,137

	Food Products – 0.6%

1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	1,036,875

2,000	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB–	2,050,000

800	Post Holdings Inc, 144A	5.625%	1/15/28	B+	848,000
3,850	Total Food Products				3,934,875

	Gas Utilities – 0.2%

1,250	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,275,000

	Health Care Providers & Services – 0.6%

1,515	Centene Corp, 144A	5.375%	6/01/26	BB+	1,586,962

715	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	710,245

100	HCA Inc	5.625%	9/01/28	Ba2	111,430

250	HCA Inc	5.875%	2/01/29	Ba2	279,688

1,525	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	1,585,848
4,105	Total Health Care Providers & Services				4,274,173

	Hotels, Restaurants & Leisure – 0.3%

1,230	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB+	1,291,500

425	Melco Resorts Finance Ltd, 144A	5.625%	7/17/27	BB	441,087
1,655	Total Hotels, Restaurants & Leisure				1,732,587

	Household Durables – 0.3%

1,940	Harman International Industries Inc	4.150%	5/15/25	A	2,050,629

	Independent Power & Renewable Electricity Producers – 0.2%

600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba2	600,900

1,000	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,035,000
1,600	Total Independent Power & Renewable Electricity Producers				1,635,900

	Industrial Conglomerates – 0.1%

750	United Rentals North America Inc	6.500%	12/15/26	BB–	817,125

	Insurance – 1.2%

1,230	Genworth Holdings Inc	4.800%	2/15/24	B	1,131,600

1,940	Liberty Mutual Group Inc, 144A	4.569%	2/01/29	BBB	2,165,134

750	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	781,875

1,805	Willis North America Inc	3.600%	5/15/24	BBB	1,875,863

2,225	XLIT Ltd	4.450%	3/31/25	BBB+	2,416,645
7,950	Total Insurance				8,371,117

	IT Services – 0.3%

1,680	Fidelity National Information Services Inc	3.750%	5/21/29	BBB	1,822,881

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Leisure Products – 0.1%

$750	Mattel Inc, 144A	6.750%	12/31/25	BB–	$782,580

	Machinery – 0.3%

700	Cloud Crane LLC, 144A	10.125%	8/01/24	B	749,000

1,405	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	BBB	1,496,046
2,105	Total Machinery				2,245,046

	Marine – 0.1%

1,000	Stena International SA, 144A	5.750%	3/01/24	BB–	1,002,500

	Media – 1.9%

1,820	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/01/49	BBB–	1,938,896

1,790	Comcast Corp	6.400%	5/15/38	A–	2,541,696

1,200	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,333,770

750	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A, (3)	6.625%	8/15/27	B	777,037

1,500	DISH DBS Corp, (3)	7.750%	7/01/26	B1	1,528,500

100	Entercom Media Corp, 144A	6.500%	5/01/27	B2	104,500

1,900	Grupo Televisa SAB	5.250%	5/24/49	BBB+	2,079,259

1,000	Meredith Corp	6.875%	2/01/26	B+	1,016,250

1,450	VTR Finance BV, 144A	6.875%	1/15/24	BB–	1,491,687
11,510	Total Media				12,811,595

	Metals & Mining – 0.4%

1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,192,187

1,750	Tronox Inc, 144A, (3)	6.500%	4/15/26	B–	1,666,875
3,000	Total Metals & Mining				2,859,062

	Oil, Gas & Consumable Fuels – 4.1%

600	Calumet Specialty Products Partners LP / Calumet Finance Corp, (3)	7.750%	4/15/23	B–	556,500

1,875	Cosan Ltd, 144A	5.500%	9/20/29	BB	1,924,687

1,000	Denbury Resources Inc, 144A	9.000%	5/15/21	B	927,500

600	Denbury Resources Inc, 144A	7.750%	2/15/24	B	463,500

1,250	Ecopetrol SA	5.875%	5/28/45	BBB	1,468,250

250	EnLink Midstream LLC	5.375%	6/01/29	BBB–	238,750

1,125	KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa3	1,264,219

750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B+	755,977

2,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B+	1,620,000

3,795	MPLX LP	4.875%	6/01/25	BBB	4,175,377

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BBB+	2,052,919

1,000	Peabody Energy Corp, 144A	6.375%	3/31/25	BB	988,130

625	Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	648,272

593	Petrobras Global Finance BV, 144A	5.093%	1/15/30	BB–	618,588

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB+	$2,290,200

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,541,915

1,275	Suncor Energy Inc	6.800%	5/15/38	A–	1,782,539

1,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,026,250

500	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	530,000

670	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	675,025

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	163,663

1,515	WPX Energy Inc	5.750%	6/01/26	BB	1,552,875
26,118	Total Oil, Gas & Consumable Fuels				27,265,136

	Paper & Forest Products – 0.3%

500	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	529,380

1,500	Suzano Austria GmbH	5.000%	1/15/30	BBB–	1,504,050
2,000	Total Paper & Forest Products				2,033,430

	Personal Products – 0.1%

825	First Quality Finance Co Inc, 144A	5.000%	7/01/25	BB–	851,812

	Pharmaceuticals – 0.2%

1,050	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	1,178,415

	Professional Services – 0.3%

1,635	Verisk Analytics Inc	4.125%	3/15/29	BBB+	1,801,848

	Real Estate Management & Development – 0.4%

975	Country Garden Holdings Co Ltd, Reg S	4.750%	9/28/23	BBB–	961,143

1,500	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	1,470,000
2,475	Total Real Estate Management & Development				2,431,143

	Road & Rail – 0.8%

2,280	CSX Corp	3.800%	11/01/46	BBB+	2,393,825

1,500	Union Pacific Corp	4.500%	9/10/48	A–	1,784,526

1,000	United Rentals North America Inc	4.875%	1/15/28	BB–	1,040,000
4,780	Total Road & Rail				5,218,351

	Semiconductors & Semiconductor Equipment – 0.4%

2,655	Intel Corp	3.150%	5/11/27	A+	2,829,462

	Software – 0.7%

875	CDK Global Inc	5.875%	6/15/26	BB+	930,781

2,450	Microsoft Corp	3.300%	2/06/27	AAA	2,641,040

925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	966,648
4,250	Total Software				4,538,469

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 1.1%

$2,000	AutoNation Inc	4.500%	10/01/25	BBB–	$2,125,569

1,500	L Brands Inc.	6.875%	11/01/35	Ba1	1,302,750

1,000	PetSmart Inc, 144A, (3)	8.875%	6/01/25	CCC+	947,500

1,250	PGT Escrow Issuer Inc, 144A	6.750%	8/01/26	B	1,346,875

1,300	Staples Inc, 144A	10.750%	4/15/27	B–	1,335,750
7,050	Total Specialty Retail				7,058,444

	Trading Companies & Distributors – 0.5%

515	Ashtead Capital Inc, 144A	4.125%	8/15/25	BBB–	524,012

600	Ashtead Capital Inc, 144A	5.250%	8/01/26	BBB–	636,750

900	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	BB–	940,500

1,000	H&E Equipment Services Inc	5.625%	9/01/25	BB–	1,029,400
3,015	Total Trading Companies & Distributors				3,130,662

	Trading Companies & Distributors – 0.1%

325	Beacon Roofing Supply Inc, 144A, (WI/DD)	4.500%	11/15/26	BB	327,438

	Wireless Telecommunication Services – 0.8%

1,400	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,450,750

1,000	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	1,085,460

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,084,304

1,350	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BB+	1,455,907
4,790	Total Wireless Telecommunication Services				5,076,421
$235,702	Total Corporate Bonds (cost $234,327,079)				246,080,660

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 31.6%

$2,085	Aaset 2019-1 Trust, 144A	3.844%	5/15/39	A	$2,088,582

2,209	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,324,683

1,000	Apidos CLO XXIX, Series APID 2018-29A 144A, (3-Month LIBOR reference rate + 1.550% spread), (4)	3.826%	7/25/30	AA	983,960

628	Apollo Aviation Securitization Equity Trust, Series 2016-2	4.212%	11/15/41	A	634,837

1,350	Applebee’s Funding LLC / IHOP Funding LLC, Series DIN 2019-1A, 144A	4.194%	6/07/49	BBB	1,380,861

2,100	Avis Budget Rental Car Funding LLC, Series AESOP 2017-1A, 144A	4.150%	9/20/23	BBB	2,155,529

1,200	Banc of America Commercial Mortgage Trust, Series 2015-UBS7	4.506%	9/15/48	A–	1,282,468

14,000	BANK Series 2019-BNK21, (WI/DD)	0.997%	10/17/52	N/R	995,862

2,400	BBCMS Trust, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	2,412,196

533	CHL Mortgage Pass-Through Trust, Series 2005-27	5.500%	12/25/35	N/R	510,231

1,000	CIFC Funding, Series 2013-III-R Ltd, 144A, (3-Month LIBOR reference rate + 2.900% spread), (4)	5.183%	4/24/31	Baa3	948,130

1,690	Citigroup Commercial Mortgage Trust, Series 2015-GC29	4.280%	4/10/48	A–	1,784,688

2,750	Citigroup Commercial Mortgage Trust, Series 2015-GC29	3.758%	4/10/48	AA–	2,870,946

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,940	COMM 2015-CCRE22 Mortgage Trust	4.254%	3/10/48	A–	$4,187,156

3,260	COMM 2015-CCRE26 Mortgage Trust	4.634%	10/10/48	A–	3,496,278

89	Credit Suisse First Boston Mortgage Securities Corp, Series CSFB 2003-23 3A4	5.750%	9/25/33	AAA	93,138

1,416	DB Master Finance LLC, Series DNKN 2019-1A A2I, 144A	3.787%	5/20/49	BBB	1,458,660

659	DB Master Finance LLC, Series DNKN 2019-1A A2II, 144A	4.021%	5/20/49	BBB	683,546

2,147	Diamond Resorts Owner Trust, Series DROT 2019-1A, 144A	2.890%	2/20/32	AAA	2,154,290

3,606	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A, 144A	3.082%	7/25/47	BBB+	3,618,626

750	Dryden 50 Senior Loan Fund, Series DRSLF 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (4)	8.563%	7/15/30	Ba3	722,517

5,352	Fannie Mae Connecticut Avenue Securities, CAS 2014-C03, (1-Month LIBOR reference rate + 3.000% spread), (4)	5.018%	7/25/24	Aaa	5,618,878

350	Fannie Mae Connecticut Avenue Securities, CAS 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (4)	6.268%	4/25/29	Aaa	374,108

5,000	Fannie Mae Connecticut Avenue Securities, CAS 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (4)	4.218%	1/25/30	AAA	5,059,014

17	Fannie Mae Interest Strip, FNS 366 25	5.000%	9/25/24	Aaa	377

33	Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	Aaa	36,686

35	Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	Aaa	37,990

164	Fannie Mae Mortgage Pool FN 745324	6.000%	3/01/34	Aaa	179,688

1	Fannie Mae Mortgage Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (4)	4.875%	12/01/36	N/R	895

23	Fannie Mae Mortgage Pool FN 946228, (12-Month LIBOR reference rate + 1.546% spread), (4)	3.796%	9/01/37	N/R	23,496

1	Fannie Mae Mortgage Pool FN AL1187	5.500%	7/01/24	N/R	1,383

4,065	Fannie Mae Mortgage Pool FN AS7499, (DD1)	3.500%	7/01/46	N/R	4,277,173

3,835	Fannie Mae Mortgage Pool FN BH7065	4.000%	12/01/47	Aaa	4,095,774

11,014	Fannie Mae Mortgage Pool FN BM5024	3.000%	11/01/48	Aaa	11,239,595

1,349	Fannie Mae Mortgage Pool FN BM5839	3.500%	11/01/47	Aaa	1,424,120

899	Fannie Mae Mortgage Pool FN BM6038	4.000%	1/01/45	Aaa	956,721

344	Fannie Mae Mortgage Pool FN CA3960	3.000%	8/01/49	Aaa	354,828

61	Fannie Mae Mortgage Pool FN FM1108	5.000%	11/01/44	Aaa	67,332

351	Fannie Mae Mortgage Pool FN FM1136	5.500%	3/01/39	Aaa	396,502

62	Fannie Mae Mortgage Pool FN FM1137	6.000%	9/01/39	Aaa	71,720

244	Fannie Mae Mortgage Pool FN FM1138	6.500%	8/01/37	Aaa	275,989

5,768	Fannie Mae Mortgage Pool FN MA2806, (DD1)	3.000%	11/01/46	Aaa	5,909,588

1,203	Fannie Mae Mortgage Pool FN MA3228	3.000%	11/01/47	Aaa	1,214,450

9,395	Fannie Mae Mortgage Pool FN MA3416, (DD1)	4.500%	7/01/48	Aaa	9,906,227

1,271	Fannie Mae Mortgage Pool FN MA3467	4.000%	9/01/48	Aaa	1,322,268

660	Fannie Mae Mortgage Pool FN MA3495	4.000%	10/01/48	Aaa	686,402

2,088	Fannie Mae Mortgage Pool FN MA3521	4.000%	11/01/48	Aaa	2,170,852

7,719	Fannie Mae Mortgage Pool FN MA3536	4.000%	12/01/48	Aaa	8,023,135

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,332	Fannie Mae Mortgage Pool FN MA3537	4.500%	12/01/48	Aaa	$3,507,330

487	Fannie Mae REMICS, Series FNR 2013-98, (1-Month LIBOR reference rate + 5.950% spread), (4)	3.932%	9/25/43	Aaa	88,158

463	Fannie Mae REMICS, Series FNR 2018-81	3.000%	11/25/48	Aaa	65,279

2,533	Flagstar Mortgage Trust 2017-2, Series FSMT 2017-2 A5, 144A	3.500%	10/25/47	Aaa	2,574,216

2,024	Flagstar Mortgage Trust 2018-4, Series FSMT 2018-4 A4, 144A	4.000%	7/25/48	Aaa	2,031,148

2,942	FOCUS Brands Funding LLC, Series FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	3,073,265

3,046	Freddie Mac Gold Pool FG G60138	3.500%	8/01/45	Aaa	3,226,143

3,403	Freddie Mac Gold Pool FG G60238	3.500%	10/01/45	Aaa	3,585,850

2,859	Freddie Mac Gold Pool FG Q46278	3.500%	2/01/47	Aaa	2,965,121

1,030	Freddie Mac STACR Trust 2019-HQA2, 144A, (1-Month LIBOR reference rate + 2.050% spread), (4)	4.068%	4/25/49	B+	1,033,947

2,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2017-DNA1, (1-Month LIBOR reference rate + 3.250% spread), (4)	5.268%	7/25/29	Aaa	2,096,734

152	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI1, 144A	3.740%	2/25/48	Aaa	152,954

600	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI4, 144A	4.459%	11/25/48	Aaa	604,590

2,500	GS Mortgage Securities Corp Trust 2019-SOHO, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	2.928%	6/15/36	Aaa	2,502,332

2,465	GS Mortgage Securities Trust 2015-GC32	3.345%	7/10/48	BBB–	2,347,921

1,500	GS Mortgage Securities Trust 2019-GC40, 144A	3.668%	7/10/52	BBB–	1,540,876

923	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	935,969

2,000	Hertz Vehicle Financing II LP, Series 2019-2A, 144A	4.260%	5/25/25	BBB	2,062,439

1,977	Hilton Grand Vacations Trust 2019-A, 144A	2.340%	7/25/33	AAA	1,974,829

1,483	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	1,481,001

2,468	Horizon Aircraft Finance II Ltd, Series 2019-1 A, 144A	3.721%	7/15/39	A	2,477,450

494	Horizon Aircraft Finance II Ltd, Series 2019-1 C, 144A	6.900%	7/15/39	BB	503,901

2,000	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.558%	7/10/39	BBB–	2,082,535

1,046	Impac Secured Assets CMN Owner Trust, Series IMSA 2000-3	8.000%	10/25/30	CCC	986,841

3,096	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	2.928%	6/17/37	Aaa	3,095,506

3,418	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	3.025%	7/17/37	Aaa	3,412,486

475	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (4)	2.298%	4/25/47	AAA	454,823

2,456	JP Morgan Mortgage Trust 2017-2, 144A	3.500%	5/25/47	Aaa	2,487,671

423	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	AA+	443,966

136	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AA+	143,130

561	JP Morgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	589,170

1,449	JP Morgan Mortgage Trust 2018-8, 144A	4.000%	1/25/49	Aaa	1,455,979

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,635,715

1,000	Magnetite XV Ltd, Series 2015-15A, 144A, (3-Month LIBOR reference rate + 1.800% spread), (4)	4.076%	7/25/31	A2	969,031

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,783	MASTR Reperforming Loan Trust, Series 2005-1, 144A	7.500%	8/25/34	D	$1,832,459

1,868	MVW Owner Trust, Series 2019-1, 144A	3.330%	11/20/36	BBB	1,896,474

1,000	Myers Park CLO Ltd, Series 2018-1A, 144A, (3-Month LIBOR reference rate + 1.600% spread), (4)	3.878%	10/20/30	AA	988,881

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, Series 2018-27A, 144A, (3-Month LIBOR reference rate + 1.400% spread), (4)	3.703%	1/15/30	AA	977,960

2,000	Neuberger Berman Loan Advisers CLO 27 Ltd, Series 2018-27A, 144A, (3-Month LIBOR reference rate + 1.700% spread), (4)	4.003%	1/15/30	A	1,902,130

2,338	New Residential Mortgage Loan Trust, Series 2017-6, 144A	4.000%	8/27/57	Aaa	2,437,089

1,000	Octagon Investment Partners 38 Ltd, Series 2018-1A, 144A, (3-Month LIBOR reference rate + 1.670% spread), (4)	3.948%	7/20/30	AA	986,032

1,625	Octagon Investment Partners XVII Ltd, Series 2013-1A, 144A, (3-Month LIBOR reference rate + 2.500% spread), (4)	0.000%	1/25/31	BBB–	1,499,121

2,100	One Bryant Park Trust, Series 2019-OBP, 144A	2.516%	9/13/49	Aaa	2,111,085

1,473	Pioneer Aircraft Finance Ltd,, Series 2019-1 A, 144A	3.967%	6/15/44	A	1,518,306

2,079	Planet Fitness Master Issuer LLC, Series 2018-1A, 144A	4.262%	9/05/48	BBB–	2,125,507

65	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	63,621

399	Sequoia Mortgage Trust, Series 2012-4	3.500%	9/25/42	Aaa	405,193

311	Sequoia Mortgage Trust, Series 2018-7, 144A	4.000%	9/25/48	Aa1	314,614

947	Sequoia Mortgage Trust, Series 2018-CH4, 144A	4.500%	10/25/48	Aaa	953,811

1,500	SERVPRO Master Issuer LLC, Series 2019-1A, 144A, (WI/DD)	3.882%	10/25/49	N/R	1,500,000

1,500	Sesac Finance LLC, Series 2019-1, 144A	5.216%	7/25/49	N/R	1,547,760

2,375	Settlement Fee Finance, Series 2019-1 LLC, 144A	3.840%	11/01/49	N/R	2,375,000

3,483	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	3,543,745

1,148	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	1,152,467

1,216	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, 144A	3.200%	3/20/34	BBB	1,225,050

356	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	A	366,683

1,759	Spruce Hill Mortgage Loan Trust, Series 2019-SH1, 144A	3.395%	4/29/49	AAA	1,769,805

3,000	STACR Trust, Series 2018-DNA2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (4)	4.168%	12/25/30	B+	3,025,474

1,143	Start Ltd/Bermuda, Series 2018-1A, 144A	4.089%	5/15/43	A	1,167,438

3,027	Starwood Waypoint Homes 2017-1 Trust, 144A, (1-Month LIBOR reference rate + 0.950% spread), (4)	2.978%	1/17/35	Aaa	3,024,932

1,808	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	1,833,439

744	Taco Bell Funding LLC, Series 2018-1A, 144A	4.318%	11/25/48	BBB	770,994

1,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, 144A	4.211%	3/10/46	A3	1,027,570

682	Verus Securitization Trust, Series 2018-3, 144A	4.108%	10/25/58	AAA	689,279

620	Voya CLO 2017-3 Ltd, 144A, (3-Month LIBOR reference rate + 2.350% spread), (4)	4.628%	7/20/30	A	612,869

2,000	Voya CLO 2018-2 Ltd, 144A, (3-Month LIBOR reference rate + 1.850% spread), (4)	4.153%	7/15/31	A	1,925,362

133	Wachovia Mortgage Loan Trust LLC, Series 2005-B	4.453%	10/20/35	Aaa	131,469

106	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3	6.124%	8/25/38	Aaa	111,708

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$6	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust			4.968%	3/25/35	AAA	$6,082

2,235	Wendy’s Funding LLC, Series 2018-1A, 144A			3.573%	3/15/48	BBB	2,270,593

2,630	WFRBS Commercial Mortgage Trust, Series 2011-C3, 144A			5.335%	3/15/44	A1	2,718,476
$220,816	Total Asset-Backed and Mortgage-Backed Securities (cost $209,398,859)						211,909,159

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.2%

$1,270	U.S. Treasury Bond			2.875%	5/15/49	Aaa	$1,482,427

12,750	U.S. Treasury Bond			2.250%	8/15/49	Aaa	13,126,025

2,918	U.S. Treasury Inflation Indexed Bonds			0.500%	1/15/28	Aaa	2,988,254

920	U.S. Treasury Note			1.750%	7/31/21	Aaa	921,258

6,125	U.S. Treasury Note			2.250%	4/30/24	Aaa	6,310,425

7,500	U.S. Treasury Note			1.750%	6/30/24	Aaa	7,564,746

20,000	U.S. Treasury Note			1.375%	8/31/26	Aaa	19,678,906

830	U.S. Treasury Note			2.625%	2/15/29	Aaa	898,540

2,200	U.S. Treasury Note			2.375%	5/15/29	Aaa	2,336,899
$54,513	Total U.S. Government and Agency Obligations (cost $54,514,351)						55,307,480

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 6.5% (5)

	Aerospace & Defense – 0.4%

$2,487	Transdigm, Inc., Term Loan E	4.544%	1-Month LIBOR	2.500%	5/30/25	Ba3	$2,480,764

	Building Products – 0.3%

2,000	Quikrete Holdings, Inc., Term Loan B	4.794%	1-Month LIBOR	2.750%	11/15/23	BB–	1,995,250

	Chemicals – 1.1%

2,494	Messer Industries GmbH, Term Loan B	4.604%	3-Month LIBOR	2.500%	3/01/26	BB–	2,492,204

2,487	PolyOne Corp, Term Loan B5	3.778%	1-Month LIBOR	1.750%	1/30/26	BB+	2,491,466

2,284	PQ Corp, Term Loan B1	4.756%	3-Month LIBOR	2.500%	2/08/25	BB–	2,291,154
7,265	Total Chemicals						7,274,824

	Commercial Services & Supplies – 1.3%

2,487	ADS Waste Holdings, Inc., Term Loan B	4.197%	1-Week LIBOR	2.250%	11/10/23	BB+	2,497,377

1,700	Dun & Bradstreet Corporation, Term Loan	7.054%	1-Month LIBOR	5.000%	2/08/26	BB	1,712,597

1,915	Filtration Group Corp, Term Loan	5.044%	1-Month LIBOR	3.000%	3/28/25	B	1,922,474

1,490	Granite Acquisition Inc., Term Loan B	5.604%	3-Month LIBOR	3.500%	12/17/21	B+	1,495,854

1,492	Packers Holdings, LLC, Term Loan B	5.318%	6-Month LIBOR	3.250%	12/04/24	B+	1,485,432
9,084	Total Commercial Services & Supplies						9,113,734

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	Containers & Packaging – 0.0%

$120	Tank Holding Corp., Term Loan	6.787%	12-Month LIBOR	4.000%	3/26/26	B	$120,200

40	Tank Holding Corp., Term Loan	6.178%	6-Month LIBOR	4.000%	3/26/26	B	40,067

40	Tank Holding Corp., Term Loan	6.044%	1-Month LIBOR	4.000%	3/26/26	B	40,067
200	Total Containers & Packaging						200,334

	Food Products – 0.3%

548	Hostess Brands, LLC, Term Loan B	4.294%	1-Month LIBOR	2.250%	8/03/22	BB–	548,978

1,058	Hostess Brands, LLC, Term Loan B	4.506%	3-Month LIBOR	2.250%	8/03/22	BB–	1,059,264

183	Hostess Brands, LLC, Term Loan B	4.374%	3-Month LIBOR	2.250%	8/03/22	BB–	182,993
1,789	Total Food Products						1,791,235

	Health Care Providers & Services – 1.2%

2,000	Concentra, Inc., Term Loan B	4.540%	6-Month LIBOR	2.500%	6/01/22	B+	2,015,000

1,692	Kindred at Home Hospice, Term Loan B	5.813%	1-Month LIBOR	3.750%	7/02/25	B1	1,703,107

2,487	Pharmaceutical Product Development, Inc., Term Loan B	4.544%	1-Month LIBOR	2.500%	8/18/22	Ba3	2,491,847

1,990	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	6.554%	1-Month LIBOR	4.500%	11/16/25	B+	1,994,826
8,169	Total Health Care Providers & Services						8,204,780

	IT Services – 0.3%

1,995	NeuStar, Inc., Term Loan B5	6.544%	1-Month LIBOR	4.500%	8/08/24	BB–	1,966,950

	Machinery – 0.3%

1,875	Milacron LLC, Amended Term Loan B	4.544%	1-Month LIBOR	2.500%	9/28/23	B+	1,877,424

	Pharmaceuticals – 0.3%

995	Endo International PLC, Term Loan B	6.375%	1-Month LIBOR	4.250%	4/29/24	B+	908,649

922	Valeant Pharmaceuticals International, Inc., Term Loan B	5.039%	1-Month LIBOR	3.000%	6/02/25	Ba2	927,014
1,917	Total Pharmaceuticals						1,835,663

	Semiconductors & Semiconductor Equipment – 0.2%

1,150	Ultra Clean Holdings Inc, Term Loan	6.544%	1-Month LIBOR	4.500%	8/27/25	B+	1,127,396

	Software – 0.1%

999	Infor (US), Inc., Term Loan B6	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	1,001,703

	Specialty Retail – 0.3%

497	PetSmart, Inc., Consenting Term Loan	5.210%	1-Month LIBOR	3.000%	3/11/22	B	486,186

1,995	Staples Inc, Term Loan B1	7.123%	2-Month LIBOR	5.000%	4/12/26	B+	1,970,482
2,492	Total Specialty Retail						2,456,668

	Textiles, Apparel & Luxury Goods – 0.3%

1,990	Samsonite IP Holdings Sarl, Term Loan B	3.794%	1-Month LIBOR	1.750%	4/25/25	Ba1	1,953,264

	Trading Companies & Distributors – 0.1%

494	Univar, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	7/01/24	BB+	495,654
$43,906	Total Variable Rate Senior Loan Interests (cost $43,454,858)						43,775,643

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.9%

	Automobiles – 0.3%

$2,470	General Motors Financial Co Inc, (3)	5.750%	N/A (7)	BB+	$2,389,725

	Banks – 3.4%

1,195	Bank of America Corp	6.300%	N/A (7)	BBB–	1,344,375

2,830	Bank of America Corp	6.100%	N/A (7)	BBB–	3,091,775

3,000	BB&T Corp	4.800%	N/A (7)	Baa1	2,999,970

2,000	Citigroup Inc	5.000%	N/A (7)	BB+	2,024,400

2,000	CoBank ACB	6.250%	N/A (7)	BBB+	2,135,000

3,855	JPMorgan Chase & Co	5.000%	N/A (7)	Baa2	3,961,012

2,797	KeyCorp	5.000%	N/A (7)	Baa3	2,891,399

1,000	M&T Bank Corp	5.125%	N/A (7)	Baa2	1,050,000

2,570	SunTrust Banks Inc	5.050%	N/A (7)	Baa3	2,600,737

1,000	Wachovia Capital Trust III	5.570%	N/A (7)	Baa2	1,003,750
22,247	Total Banks				23,102,418

	Capital Markets – 0.6%

2,840	Goldman Sachs Group Inc, (3)	5.500%	N/A (7)	Ba1	2,982,000

1,000	Morgan Stanley	5.550%	N/A (7)	BB+	1,013,850
3,840	Total Capital Markets				3,995,850

	Consumer Finance – 0.6%

3,920	Capital One Financial Corp	5.550%	N/A (7)	Baa3	3,965,080

	Diversified Financial Services – 0.3%

1,710	Voya Financial Inc, (3)	6.125%	N/A (7)	BBB–	1,812,600

	Food Products – 0.4%

2,780	Land O’ Lakes Inc., 144A	8.000%	N/A (7)	BB	2,793,900

	Wireless Telecommunication Services – 0.3%

1,500	Vodafone Group PLC	7.000%	4/04/79	BB+	1,724,923
$38,467	Total $1,000 Par (or similar) Institutional Preferred (cost $38,708,856)				39,784,496

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 4.4% (8)

	Banks – 3.7%

$1,030	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (7)	Baa2	$1,140,725

1,400	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (7)	Ba2	1,425,200

1,180	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (7)	BB	1,178,584

2,000	Barclays PLC	7.750%	N/A (7)	BB+	2,081,340

2,500	BNP Paribas SA, 144A	6.625%	N/A (7)	BBB–	2,634,375

2,000	Credit Agricole SA, 144A	8.125%	N/A (7)	BBB–	2,352,500

1,195	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB–	1,244,294

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,500	Lloyds Banking Group PLC	7.500%	N/A (7)	Baa3	$1,608,150

2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	Ba1	2,012,500

1,999	Royal Bank of Scotland Group PLC	7.500%	N/A (7)	BB+	2,041,479

3,020	Societe Generale SA, 144A	6.750%	N/A (7)	BB+	3,076,625

1,880	Standard Chartered PLC, 144A	7.500%	N/A (7)	Ba1	1,985,750

1,000	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (7)	BBB–	1,062,000

950	UniCredit SpA, Reg S	8.000%	N/A (7)	B+	986,168
23,654	Total Banks				24,829,690

	Capital Markets – 0.7%

2,000	Credit Suisse Group AG, 144A	6.375%	N/A (7)	Ba2	2,070,000

2,000	Credit Suisse Group AG, 144A	7.500%	N/A (7)	BB	2,210,000
4,000	Total Capital Markets				4,280,000
$27,654	Total Contingent Capital Securities (cost $28,064,282)				29,109,690

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.3%

	Bermuda – 0.1%

$850	Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$891,446

	Colombia – 0.1%

850	Colombia Government International Bond	5.000%	6/15/45	Baa2	995,784

	Dominican Republic – 0.2%

1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB–	1,127,510

	Egypt – 0.7%

4,400	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	4,490,358

	Ghana – 0.3%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	2,207,462

	Indonesia – 0.1%

850	Perusahaan Penerbit SBSN Indonesia III, 144A	4.400%	3/01/28	BBB	926,075

	Kazakhstan – 0.2%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	BBB	1,022,125

	Kenya – 0.2%

1,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,037,500

	Mexico – 0.1%

850	Mexico Government International Bond	3.750%	1/11/28	A3	875,500

	Morocco – 0.1%

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BBB–	1,014,127

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Qatar – 0.2%

$850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	$1,051,498
$14,550	Total Sovereign Debt (cost $14,813,693)				15,639,385

Principal Amount (000)	Description (1)		Optional Call Provision (9)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.8%

	Michigan – 0.2%

$1,500	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Distributable State Aid First Lien LTGO Local Project, Refunding Taxable Series 2016C-1, 2.244%, 11/01/22		No Opt. Call	Aa2	$1,499,775

	Ohio – 0.4%

	Cleveland, Ohio, Airport System Revenue Bonds, Taxable Series 2019A:
1,000	2.492%, 1/01/25, (WI/DD)		No Opt. Call	A	1,012,560
1,500	2.832%, 1/01/30, (WI/DD)		No Opt. Call	A	1,527,360
2,500	Total Ohio				2,539,920

	Oregon – 0.2%

1,468	Oregon State Local Governments, Limited Tax Pension Obligation Bonds, Taxable Series 2005, 4.859%, 6/01/20 – AMBAC Insured		No Opt. Call	Aa3	1,493,616
$5,468	Total Municipal Bonds (cost $5,485,277)				5,533,311

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Diversified Financial Services – 0.3%

20,600	AgriBank FCB, (10)	6.875%		BBB+	$2,204,200

	Insurance – 0.3%

70,000	Enstar Group Ltd	7.000%		BB+	1,898,400
	Total $25 Par (or similar) Retail Preferred (cost $3,810,000)				4,102,600

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Corp, (11), (12)				$—

55	Dayton Superior Corp, (11)				1
	Total Common Stocks (cost $20,079)				1
	Total Long-Term Investments (cost $632,597,334)				651,242,425

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.6%

	Money Market Funds – 1.6%

10,768,500	First American Government Obligations Fund, Class X, (13)	1.874% (14)			$10,768,500
	Total Investments Purchased with Collateral from Securities Lending (cost $10,768,500)				10,768,500

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.9%

	MONEY MARKET FUNDS – 3.9%

26,101,903	First American Treasury Obligation Fund, Class Z	1.847% (14)	$26,101,903
	Total Short-Term Investments (cost $26,101,903)		26,101,903
	Total Investments (cost $669,467,737) – 102.4%		688,112,828
	Other Assets Less Liabilities – (2.4)% (15)		(16,099,139)
	Net Assets – 100%		$672,013,689

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Reference Entity	Buy/Sell Protection (16)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CDX.NA.HY.32	Buy	$29,700,000	5.000%	Quarterly	6/20/24	$(2,166,969)	$(2,118,879)	$48,090	$(90,581)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(141)	12/19	$(16,917,534)	$(16,799,930)	$117,604	$6,609
U.S. Treasury 10-Year Note	Short	(169)	12/19	(22,229,064)	(22,022,812)	206,252	13,203
U.S. Treasury Long Bond	Long	132	12/19	21,821,589	21,425,250	(396,339)	(4,125)
U.S. Treasury Ultra 10-Year Note	Short	(166)	12/19	(23,996,984)	(23,639,438)	357,546	5,188
U.S. Treasury Ultra Bond	Long	171	12/19	33,724,880	32,815,969	(908,911)	10,688
Total				$(7,597,113)	$(8,220,961)	$(623,848)	$31,563
*	The aggregate notional amount of long and short-positions is $55,546,469 and $(63,143,582), respectively.

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2019

(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$246,080,660	$—	$246,080,660
Asset-Backed and Mortgage-Backed Securities	—	211,909,159	—	211,909,159
U.S. Government and Agency Obligations	—	55,307,480	—	55,307,480
Variable Rate Senior Loan Interests	—	43,775,643	—	43,775,643
$1,000 Par (or similar) Institutional Preferred	—	39,784,496	—	39,784,496
Contingent Capital Securities	—	29,109,690	—	29,109,690
Sovereign Debt	—	15,639,385	—	15,639,385
Municipal Bonds	—	5,533,311	—	5,533,311
$25 Par (or similar) Retail Preferred	1,898,400	2,204,200	—	4,102,600
Common Stocks	—	—	1	1
Investments Purchased with Collateral from Securities Lending	10,768,500	—	—	10,768,500
Short-Term Investments:
Money Market Funds	26,101,903	—	—	26,101,903
Investments in Derivatives:
Credit Default Swaps*	—	48,090	—	48,090
Futures Contracts*	(623,848)	—	—	(623,848)
Total	$38,144,955	$649,392,113	$1	$687,537,069
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,322,536.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(12)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(16)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Purchased on a when-issued or delayed delivery basis.